CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Cash and cash equivalents	$ 7,600,300	$ 5,362,101
Restricted cash	138
Short-term investments	3,094,208	1,131,267
Inventories, net	1,800,020	1,963,166
Due from related parties	3,197,017	366,761
Long-term accounts receivable, net	82,681
Long-term other receivable, net	89,050
Finance receivables, net	70,801	100,564
Prepaid expenses and other current assets, net	1,363,793	1,923,001
Property and equipment, net	385,415	599,831
Operating lease right-of-use lease assets	434,188	346,995
Deferred tax assets, net	5,613	47,585
Long-term accounts receivable, net - non-current		197,005
Long-term other receivable, net - non-current	591,803
Finance receivables, net - non-current	46,852	96,961
Other non-current assets, net	374,201	324,723
Short-term bank loan	137,781
Convertible note payable	2,391,945
Derivative liability	2,032,530
Deferred revenue	999,182	598,661
Payroll payable	294,669	233,556
Taxes payable	218,342	268,710
Due to related parties	132,620	7,348
Accrued expenses and other current liabilities	233,883	105,159
Deferred tax liabilities	6,964	78
Operating lease liabilities - Current	275,213	248,562
Operating lease liabilities - Non-current	258,974	186,833
VIE
Cash and cash equivalents	3,745,251	5,310,244
Restricted cash	138	0
Short-term investments	3,093,976	1,131,267
Inventories, net	1,584,425	1,963,166
Due from related parties	1,240,828	313,765
Long-term accounts receivable, net	82,681	0
Long-term other receivable, net	89,050	0
Finance receivables, net	70,801	100,564
Prepaid expenses and other current assets, net	1,112,065	1,895,276
Property and equipment, net	352,212	599,831
Operating lease right-of-use lease assets	104,390	346,995
Deferred tax assets, net	5,613	47,585
Long-term accounts receivable, net - non-current	0	197,005
Long-term other receivable, net - non-current	591,803	0
Finance receivables, net - non-current	46,852	96,961
Other non-current assets, net	374,201	324,723
Short-term bank loan	137,781	0
Convertible note payable	0	0
Derivative liability	0	0
Deferred revenue	876,905	598,661
Payroll payable	223,035	233,556
Taxes payable	251,185	268,710
Due to related parties	121,825	7,348
Accrued expenses and other current liabilities	90,676	105,159
Deferred tax liabilities	6,413	78
Operating lease liabilities - Current	150,615	248,562
Operating lease liabilities - Non-current	64,797	186,833
Other long-term payable		6,313
Nonrelated Party
Accounts receivable, net	3,976,391	4,967,146
Advance to vendors, net	1,451,280	1,837,209
Accounts payable	1,003,053	922,195
Other long-term payable		6,313
Nonrelated Party | VIE
Accounts receivable, net	3,809,698	4,967,146
Advance to vendors, net	1,289,198	1,837,209
Accounts payable	787,746	922,195
Other long-term payable	0	6,313
Related Party
Accounts receivable, net	245,492	232,620
Advance to vendors, net	50	189,733
Due from related parties	3,197,017	366,761
Accounts payable	140,261	1,387
Due to related parties	132,620	7,348
Other long-term payable	126,759
Related Party | VIE
Accounts receivable, net	245,492	232,620
Advance to vendors, net	50	189,733
Accounts payable	140,261	1,387
Other long-term payable	$ 0	$ 0
Class A ordinary share
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	90,000,000	90,000,000
Common stock shares issued	17,842,778	14,429,000
Common stock shares outstanding	17,842,778	14,429,000
Class B ordinary share
SHAREHOLDERS' EQUITY
Common stock par value	$ 0.0001	$ 0.0001
Common stock shares authorized	10,000,000	10,000,000
Common stock shares issued	5,856,000	5,856,000
Common stock shares outstanding	5,856,000	5,856,000